Licensed Copyrights, Net - Additional information (Detail) ¥ in Billions, $ in Billions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Licensed Copyrights
Disclosure of Licensed Copyrights [Line Items]
Amortisation expenses of licensed copyrights	¥ 7.5	$ 1.0	¥ 7.1	¥ 7.8